Contingencies (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	R$ 1,092,645
Additions, inflation adjustments and exchange variation	171,598
Payments	(143,174)
Reversals	(155,752)
Ending balance	965,317
Labor claims
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	250,075
Additions, inflation adjustments and exchange variation	80,685
Payments	(70,553)
Reversals	(82,456)
Ending balance	177,751
Tax claims
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	632,177
Additions, inflation adjustments and exchange variation	77,236
Payments	(40,768)
Reversals	(61,566)
Ending balance	607,079
Corporate claims
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	135,779
Additions, inflation adjustments and exchange variation	8,676
Payments	(31,680)
Reversals	(1,726)
Ending balance	111,049
Civil claims and other
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	74,614
Additions, inflation adjustments and exchange variation	5,001
Payments	(173)
Reversals	(10,004)
Ending balance	R$ 69,438